Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Current assets	$ 62,104,543	$ 81,576,823
Non-current assets	200,565,714	217,530,708
Total assets	262,670,257	299,107,531
Liabilities:
Current liabilities	34,890,862	34,370,918
Non-current liabilities	93,106,962	120,606,708
Total liabilities	127,997,824	154,977,626
Empresas Cablevision
Assets:
Current assets	7,255,601	7,461,520
Non-current assets	21,178,757	23,172,533
Total assets	28,434,358	30,634,053
Liabilities:
Current liabilities	5,047,055	5,176,500
Non-current liabilities	3,461,020	4,076,876
Total liabilities	8,508,075	9,253,376
Net assets	19,926,283	21,380,677
Sky. [Member]
Assets:
Current assets	6,812,940	6,019,166
Non-current assets	15,638,619	18,266,359
Total assets	22,451,559	24,285,525
Liabilities:
Current liabilities	3,255,555	4,183,480
Non-current liabilities	4,460,916	5,367,448
Total liabilities	7,716,471	9,550,928
Net assets	$ 14,735,088	$ 14,734,597